Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 9, 2020 to

PROSPECTUS DATED March 1, 2020

COMMODITY STRATEGIES FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Commodity Strategies Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Share Classes
	A	C	C1	E	M	P	R6	S	T	Y
Advisory Fee	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	0.25%	0.75%	1.00%	None	None	None	None	None	0.25%	None
Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	0.48%	0.73%	0.48%	0.73%	0.48%	0.33%	0.33%	0.48%	0.48%	0.28%
Acquired Fund Fees and Expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	2.32%	3.07%	3.07%	2.32%	2.07%	1.92%	1.92%	2.07%	2.32%	1.87%
Less Fee Waivers and Expense Reimbursements	(0.93)%	(0.93)%	(0.93)%	(0.93)%	(1.03)%	(0.94)%	(0.94)%	(0.93)%	(0.93)%	(0.92)%
Net Annual Fund Operating Expenses	1.39%	2.14%	2.14%	1.39%	1.04%	0.98%	0.98%	1.14%	1.39%	0.95%

#
Until February 28, 2021, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.5925%. This waiver may not be terminated during the relevant period except with Board approval.

A wholly-owned subsidiary of the Fund (the “Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RIM an advisory fee and pays Russell Investments Fund Services, LLC (“RIFUS”) an administrative fee at the annual rates of up to 1.25% and 0.05%, respectively, of the Subsidiary’s net assets (collectively, the “Subsidiary Fees”). Pursuant to a contractual agreement with the Fund, RIM and RIFUS have agreed to permanently waive the portion of the advisory fees and the administrative fees paid by the Fund to RIM and RIFUS, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM or RIFUS.

Until February 28, 2021, RIFUS has contractually agreed to waive 0.11% of its transfer agency fees for Class M Shares, 0.02% of its transfer agency fees for Class P and Class R6 Shares and 0.01% of its transfer agency fees for Class A, Class C, Class C1, Class E, Class S and Class T Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund, including the Subsidiary and the U.S. Cash Management Fund, in which the Fund invests. The Fund’s proportionate share of these operating expenses is reflected under “Acquired Fund Fees and Expenses.”

“Acquired Fund Fees and Expenses” does not include direct costs associated with any over-the-counter derivatives that the Subsidiary invests in. Costs associated with such derivative instruments include any fees paid to the Subsidiary’s counterparty, which may include management fees and performance-based incentive fees, or any other fees and expenses associated with the investment in such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal period ended October 31, 2019 but did not reflect a full year of waiver.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.

“Other Expenses” for Class C1, Class P, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements and permanent fee waivers. The calculation of costs for the remaining periods takes such contractual fee waivers and/or reimbursements into account only for the first year of the periods and such permanent fee waivers into account for all periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Share Classes
	A	C	C1	E	M	P	R6	S	T	Y
1 Year	$708	$217	$317	$142	$106	$100	$100	$116	$388	$97
3 Years	$1,123	$808	$808	$581	$494	$457	$457	$504	$816	$443
5 Years	$1,562	$1,425	$1,425	$1,047	$908	$838	$838	$917	$1,271	$814
10 Years	$2,777	$3,089	$3,089	$2,336	$2,063	$1,908	$1,908	$2,072	$2,528	$1,855

For Class C1 Shares, you would pay the following if you did not redeem your Shares:

1 Year $217	3 Years $808	5 Years $1,425	10 Years $3,089

Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Russell Investment Company: Classes A, C, C1, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 9, 2020 to

PROSPECTUS DATED March 1, 2020

COMMODITY STRATEGIES FUND RISK/RETURN SUMMARY: The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Commodity Strategies Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Share Classes
	A	C	C1	E	M	P	R6	S	T	Y
Advisory Fee	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	0.25%	0.75%	1.00%	None	None	None	None	None	0.25%	None
Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	0.48%	0.73%	0.48%	0.73%	0.48%	0.33%	0.33%	0.48%	0.48%	0.28%
Acquired Fund Fees and Expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	2.32%	3.07%	3.07%	2.32%	2.07%	1.92%	1.92%	2.07%	2.32%	1.87%
Less Fee Waivers and Expense Reimbursements	(0.93)%	(0.93)%	(0.93)%	(0.93)%	(1.03)%	(0.94)%	(0.94)%	(0.93)%	(0.93)%	(0.92)%
Net Annual Fund Operating Expenses	1.39%	2.14%	2.14%	1.39%	1.04%	0.98%	0.98%	1.14%	1.39%	0.95%

#
Until February 28, 2021, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.5925%. This waiver may not be terminated during the relevant period except with Board approval.

A wholly-owned subsidiary of the Fund (the “Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RIM an advisory fee and pays Russell Investments Fund Services, LLC (“RIFUS”) an administrative fee at the annual rates of up to 1.25% and 0.05%, respectively, of the Subsidiary’s net assets (collectively, the “Subsidiary Fees”). Pursuant to a contractual agreement with the Fund, RIM and RIFUS have agreed to permanently waive the portion of the advisory fees and the administrative fees paid by the Fund to RIM and RIFUS, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM or RIFUS.

Until February 28, 2021, RIFUS has contractually agreed to waive 0.11% of its transfer agency fees for Class M Shares, 0.02% of its transfer agency fees for Class P and Class R6 Shares and 0.01% of its transfer agency fees for Class A, Class C, Class C1, Class E, Class S and Class T Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund, including the Subsidiary and the U.S. Cash Management Fund, in which the Fund invests. The Fund’s proportionate share of these operating expenses is reflected under “Acquired Fund Fees and Expenses.”

“Acquired Fund Fees and Expenses” does not include direct costs associated with any over-the-counter derivatives that the Subsidiary invests in. Costs associated with such derivative instruments include any fees paid to the Subsidiary’s counterparty, which may include management fees and performance-based incentive fees, or any other fees and expenses associated with the investment in such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal period ended October 31, 2019 but did not reflect a full year of waiver.

“Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.

“Other Expenses” for Class C1, Class P, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements and permanent fee waivers. The calculation of costs for the remaining periods takes such contractual fee waivers and/or reimbursements into account only for the first year of the periods and such permanent fee waivers into account for all periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Share Classes
	A	C	C1	E	M	P	R6	S	T	Y
1 Year	$708	$217	$317	$142	$106	$100	$100	$116	$388	$97
3 Years	$1,123	$808	$808	$581	$494	$457	$457	$504	$816	$443
5 Years	$1,562	$1,425	$1,425	$1,047	$908	$838	$838	$917	$1,271	$814
10 Years	$2,777	$3,089	$3,089	$2,336	$2,063	$1,908	$1,908	$2,072	$2,528	$1,855

For Class C1 Shares, you would pay the following if you did not redeem your Shares:

1 Year $217	3 Years $808	5 Years $1,425	10 Years $3,089

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for Class C1, Class P, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund, including the Subsidiary and the U.S. Cash Management Fund, in which the Fund invests. The Fund’s proportionate share of these operating expenses is reflected under “Acquired Fund Fees and Expenses.” “Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal period ended October 31, 2019 but did not reflect a full year of waiver. “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements and permanent fee waivers. The calculation of costs for the remaining periods takes such contractual fee waivers and/or reimbursements into account only for the first year of the periods and such permanent fee waivers into account for all periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C1 Shares, you would pay the following if you did not redeem your Shares:
Commodity Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	rr_OtherExpensesOverAssets	0.48%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.39%	[1]
1 Year	rr_ExpenseExampleYear01	$ 708
3 Years	rr_ExpenseExampleYear03	1,123
5 Years	rr_ExpenseExampleYear05	1,562
10 Years	rr_ExpenseExampleYear10	$ 2,777
Commodity Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	rr_OtherExpensesOverAssets	0.73%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.07%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.14%	[1]
1 Year	rr_ExpenseExampleYear01	$ 217
3 Years	rr_ExpenseExampleYear03	808
5 Years	rr_ExpenseExampleYear05	1,425
10 Years	rr_ExpenseExampleYear10	$ 3,089
Commodity Strategies Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	rr_OtherExpensesOverAssets	0.48%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.07%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.14%	[1]
1 Year	rr_ExpenseExampleYear01	$ 317
3 Years	rr_ExpenseExampleYear03	808
5 Years	rr_ExpenseExampleYear05	1,425
10 Years	rr_ExpenseExampleYear10	3,089
1 Year	rr_ExpenseExampleNoRedemptionYear01	217
3 Years	rr_ExpenseExampleNoRedemptionYear03	808
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,425
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,089
Commodity Strategies Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	rr_OtherExpensesOverAssets	0.73%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.39%	[1]
1 Year	rr_ExpenseExampleYear01	$ 142
3 Years	rr_ExpenseExampleYear03	581
5 Years	rr_ExpenseExampleYear05	1,047
10 Years	rr_ExpenseExampleYear10	$ 2,336
Commodity Strategies Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	rr_OtherExpensesOverAssets	0.48%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.03%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.04%	[1]
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	494
5 Years	rr_ExpenseExampleYear05	908
10 Years	rr_ExpenseExampleYear10	$ 2,063
Commodity Strategies Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	rr_OtherExpensesOverAssets	0.33%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.98%	[1]
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	457
5 Years	rr_ExpenseExampleYear05	838
10 Years	rr_ExpenseExampleYear10	$ 1,908
Commodity Strategies Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	rr_OtherExpensesOverAssets	0.33%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.98%	[1]
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	457
5 Years	rr_ExpenseExampleYear05	838
10 Years	rr_ExpenseExampleYear10	$ 1,908
Commodity Strategies Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	rr_OtherExpensesOverAssets	0.48%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.14%	[1]
1 Year	rr_ExpenseExampleYear01	$ 116
3 Years	rr_ExpenseExampleYear03	504
5 Years	rr_ExpenseExampleYear05	917
10 Years	rr_ExpenseExampleYear10	$ 2,072
Commodity Strategies Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	rr_OtherExpensesOverAssets	0.48%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.39%	[1]
1 Year	rr_ExpenseExampleYear01	$ 388
3 Years	rr_ExpenseExampleYear03	816
5 Years	rr_ExpenseExampleYear05	1,271
10 Years	rr_ExpenseExampleYear10	$ 2,528
Commodity Strategies Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution (12b-1) Fees (including shareholder services fees of 0.25% for Class C1 Shares)	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.95%	[1]
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	814
10 Years	rr_ExpenseExampleYear10	$ 1,855

[1]	Until February 28, 2021, Russell Investment Management, LLC (“RIM”) has entered into a contractual fee waiver agreement that results in an effective advisory fee not to exceed 0.5925%. This waiver may not be terminated during the relevant period except with Board approval. A wholly-owned subsidiary of the Fund (the “Subsidiary”), organized as a company under the laws of the Cayman Islands, pays RIM an advisory fee and pays Russell Investments Fund Services, LLC (“RIFUS”) an administrative fee at the annual rates of up to 1.25% and 0.05%, respectively, of the Subsidiary’s net assets (collectively, the “Subsidiary Fees”). Pursuant to a contractual agreement with the Fund, RIM and RIFUS have agreed to permanently waive the portion of the advisory fees and the administrative fees paid by the Fund to RIM and RIFUS, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM or RIFUS. Until February 28, 2021, RIFUS has contractually agreed to waive 0.11% of its transfer agency fees for Class M Shares, 0.02% of its transfer agency fees for Class P and Class R6 Shares and 0.01% of its transfer agency fees for Class A, Class C, Class C1, Class E, Class S and Class T Shares. These waivers may not be terminated during the relevant period except with Board approval. “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the Fund’s proportionate share of the operating expenses of any other fund, including the Subsidiary and the U.S. Cash Management Fund, in which the Fund invests. The Fund’s proportionate share of these operating expenses is reflected under “Acquired Fund Fees and Expenses.” “Acquired Fund Fees and Expenses” does not include direct costs associated with any over-the-counter derivatives that the Subsidiary invests in. Costs associated with such derivative instruments include any fees paid to the Subsidiary’s counterparty, which may include management fees and performance-based incentive fees, or any other fees and expenses associated with the investment in such derivative instruments. Such costs are included in the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. “Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal period ended October 31, 2019 but did not reflect a full year of waiver. “Other Expenses,” “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred by the Fund. “Other Expenses” for Class C1, Class P, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.